Submission	Sep. 03, 2025
Submission [Line Items]
Central Index Key	0000038009
Registrant Name	FORD MOTOR CREDIT CO LLC
Registration File Number	333-276916
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A